Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)
Electronic equipment	$158,629	$155,753
Less: accumulated depreciation	(55,137)	(46,854)
Property and equipment, net	$103,492	$108,899